Related party transactions - Statement of income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenues
Time charter revenue Hoegh Gallant	$ 33,777	$ 35,510	$ 69,852	$ 70,395	$ 658,311
Operating expenses
Vessel operating expenses	(9,064)	(5,462)	(14,957)	(11,215)
Interest income from joint ventures	297	174	496	361
Interest expense and commitment fees to Hoegh LNG	(7,148)	(6,918)	(13,984)	(13,782)
Total	6,156	19,944	20,291	41,630
Hoegh Gallant [Member]
Revenues
Time charter revenue Hoegh Gallant	10,131	12,320	22,310	23,145
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	(5,417)	(4,612)	(10,706)	(9,674)
Hours, travel expense and overhead and Board of Directors' fees	(773)	(710)	(2,131)	(1,719)
Interest income from joint ventures	73	63	143	134
Interest expense and commitment fees to Hoegh LNG	(686)	(843)	(1,354)	(1,641)
Total	$ 3,328	$ 6,218	$ 8,262	$ 10,245